Issued Share Capital - Additional Information (Details) kr / shares in Units, € in Thousands, kr in Thousands						12 Months Ended
	Jul. 04, 2024 EUR (€) shares	Jul. 04, 2024 kr / shares kr / shares	Jun. 24, 2024 EUR (€) shares	Feb. 15, 2024 EUR (€)	Feb. 15, 2024 DKK (kr)	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Jun. 24, 2024 kr / shares	Feb. 15, 2024 kr / shares	Jan. 01, 2024 EUR (€) shares	Jan. 01, 2024 DKK (kr) kr / shares shares	Dec. 31, 2023 kr / shares
Issued share capital
Share capital issued											€ 41,838	kr 311,409
Number of share capital issued | shares											311,409,868	311,409,868
Par value per share | kr / shares		kr 1										kr 1
Gross capital raised before transaction costs | €						€ 154,956		€ 183,250
Transaction costs | €						€ 3,014	€ 6,955	€ 5,174
Shares repurchased | shares						215,000
Average price per share | kr / shares		kr 68.28
Repurchase of treasury shares | €	€ 1,300					€ 1,283
Number of shares in entity held by entity | shares						93,538
Capital increase June 2024
Issued share capital
Issued for capital increase | €						€ 88
February 2024 for capital increase
Issued share capital
Par value per share | kr / shares									kr 1				kr 1
Number of new stock issued | shares						39,500,000
Share issued per share | kr / shares										kr 44.5
Gross capital raised before transaction costs | €				€ 155,000
Proceeds from exercise of options | kr					kr 39,500
Exercised during the year | shares			27,715
Transaction costs | €			€ 88	€ 3,000
Shares repurchased | shares	214,791